Employee cost (Tables)	12 Months Ended
Mar. 31, 2023
Statement [line items]
Summary of Employee Cost
Employee cost consists of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)

Salaries, wages and welfare expenses	US$	3,820.4	Rs.	313,926.6	Rs.	279,624.2	Rs.	253,440.4
Contribution to provident fund and other funds		275.5		22,634.8		28,558.9		27,643.3

Total	US$	4,095.9	Rs.	336,561.4	Rs.	308,183.1	Rs.	281,083.7

*
The amount of Rs.300.3
million, Rs.
167.3
million and Rs.90.4 million has accrued in salaries, wages and bonus for the year ended March 31, 2023, 2022 and 2021 respectively towards share based payments.

Summary of Equity Settled Share Based Payments

	Year ended March 31,
Reconciliation of outstanding ESOP	2023		2022

Options outstanding at the beginning of the year		6,662,551		6,804,003
Granted during the year		—		335,209
Forfeited/Expired during the year		(3,045,214)		(122,419)
Exercised during the year		(753,622)		(354,242)
Options outstanding at the end of the year		2,863,715		6,662,551
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum		4,295,573		9,993,827
Minimum		1,431,858		3,331,276
Share price for options exercised during the year	Rs.	372 - 490	Rs.	392 - 530
Remaining contractual life		3 months		3 - 15 months

	Year ended March 31,
	2023		2022
	ESOs	PSUs	ESOs	PSUs
Reconciliation of outstanding ESOs/ PSUs	No. of options	No. of options	No. of options	No. of options
Outstanding at the beginning of the period	839,650	964,569	—	—
Granted during the period	—	659,186	839,650	964,569
Forfeited during the period	(78,822)	(92,349)	—	—
Exercised during the period	—	—	—	—
Outstanding at the end of the period	760,828	1,531,406	839,650	964,569
Remaining contractual life	28 months	28 months	28 months	28 months

Summary of Estimated Fair Value of Options Using Black Scholes Model.	The following assumptions were used for calculation of fair value of options granted.

	Year ended March 31,
Assumption factor	2023		2022

Risk free interest rate		7%-8%		7%-8%
Expected life of option		2-4 years		2-4 years
Expected volatility		33%-37%		33%-37%
Share price	Rs.	170.6	Rs.	170.6

	Granted during Year ended March 31, 2023		Granted during Year ended March 31, 2022
Assumption factor	PSUs		ESOs		PSUs
Risk free interest rate		5.3%		5.3%		5.3%
Expected life of option		4 years		3.8 years		3.8 years
Expected volatility		52.0%		50.7%		50.7%
Share price	Rs .	453.4	Rs .	376.4	Rs .	376.4

Summary of Net Periodic Cost
Net severance indemnity cost consist of the following components:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Service cost	US$	6.6	Rs.	539.0	Rs.	482.1	Rs.	546.7
Net interest cost		0.1		6.9		0.4		5.6

Net periodic pension cost	US$	6.7	Rs.	545.9	Rs.	482.5	Rs.	552.3

Pension and post retirement medical plans [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following tables sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Change in defined benefit obligations:
Defined benefit obligation, beginning of the year	US$	189.0	Rs.	15,521.7	Rs.	13,374.1	US$	34.4	Rs.	2,831.2	Rs.	1,844.9
Current service cost		13.0		1,065.6		904.7		1.8		144.4		82.1
Interest cost		13.0		1,070.3		883.7		2.3		192.5		115.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.3)		(22.4)		68.1		0.1		4.3		69.5
Actuarial (gains) / losses arising from changes in financial assumptions		2.0		165.7		217.3		1.9		156.3		320.0
Actuarial (gains) / losses arising from changes in experience adjustments		4.8		395.9		735.0		2.5		206.9		329.3
Benefits paid from plan assets		(9.5)		(777.7)		(839.3)		—		—		—
Benefits paid directly by employer		(1.4)		(116.2)		(109.0)		(1.9)		(153.9)		(172.4)
Past service cost plan amendment		—		—		324.9		5.3		431.9		244.6
Acquisition/(Divestment)		0.7		59.5		(37.8)		—		—		(2.5)

Defined benefit obligation, end of the year	US$	211.3	Rs.	17,362.4	Rs.	15,521.7	US$	46.4	Rs.	3,813.6	Rs.	2,831.2

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	157.3	Rs.	12,918.1	Rs.	12,313.1	US$	—	Rs.	—	Rs.	—
Interest income		11.6		956.0		831.2		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		0.1		11.0		110.1		—		—		—
Employer’s contributions		23.9		1,962.6		529.5		—		—		—
Benefits paid		(9.5)		(777.7)		(839.3)		—		—		—
Acquisition/(Divestment)		0.7		59.7		(26.5)

Fair value of plan assets, end of the year	US$	184.1	Rs.	15,129.7	Rs.	12,918.1	US$		Rs.	—	Rs.	—

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	211.3	Rs.	17,362.4	Rs.	15,521.7	US$	46.4	Rs.	3,813.6	Rs.	2,831.2
Fair value of plan assets		184.1		15,129.7		12,918.1		—		—		—

Net liability		(27.2)		(2,232.7)		(2,603.6)		(46.4)		(3,813.6)		(2,831.2)

Asset Ceiling		(0.6)		(48.8)		(41.9)		—		—		—

Net liability	US$	(27.8)	Rs.	(2,281.5)	Rs.	(2,645.5)	US$	(46.4)	Rs.	(3,813.6)	Rs.	(2,831.2)

Amounts in the balance sheet:
Non–current assets	US$	4.1	Rs.	339.0		20.7	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(31.9)		(2,620.3)		(2,666.2)		(46.4)		(3,813.6)		(2,831.2)

Net liability	US$	(27.8)	Rs.	(2,281.5)	Rs.	(2,645.5)	US$	(46.4)	Rs.	(3,813.6)	Rs.	(2,831.2)

Summary of Information for Funded and Unfunded Plans
Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)
	2023		2023		2022
			(In millions)
Defined benefit obligation	US$	54.7	Rs.	4,491.6	Rs.	10,655.3
Fair value of plan assets	US$	49.9	Rs.	4,102.9	Rs.	10,084.3
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)
	2023		2023		2022
			(In millions)
Defined benefit obligation	US$	129.5	Rs.	10,639.2	Rs.	2,771.3
Fair value of plan assets	US$	134.2	Rs.	11,027.0	Rs.	2,833.9
Information for unfunded plans:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Defined benefit obligation	US$	27.2	Rs.	2,231.6	Rs.	2,095.0	US$	46.4	Rs.	3,813.6	Rs.	2,831.2

Summary of Net Periodic Cost
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)								Post retirement medical benefits
	2023		2023		2022		2021		2023		2023		2022		2021

	(In millions)
Service cost	US$	13.0	Rs.	1,065.6	Rs.	904.7	Rs.	901.2	US$	1.8		144.4	Rs.	82.1	Rs.	78.7
Past Service cost - Plan amendment		—		—		324.9		—		5.3		431.9		244.6		—
Net interest cost / (income)		1.4		114.3		52.5		77.1		2.3		192.5		115.7		108.0

Net periodic cost	US$	14.4	Rs.	1,179.9	Rs.	1,282.1	Rs.	978.3	US$	9.4	Rs.	768.8	Rs.	442.4	Rs.	186.7

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)								Post retirement medical benefits
	2023		2023		2022		2021		2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	(0.1)	Rs.	(11.0)	Rs.	(110.1)	Rs.	(355.9)	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.3)		(22.4)		68.1		(24.6)		0.1		4.3		69.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		2.0		165.7		217.3		(0.6)		1.9		156.3		320.0		57.9
Asset ceiling		0.1		6.8		41.9		29.2		—		—		—		—
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		4.8		395.9		735.0		(129.8)		2.5		206.9		329.3		2.8

Total recognized in other comprehensive income	US$	6.5	Rs.	535.0	Rs.	952.2	Rs.	(481.7)	US$	4.5	Rs.	367.5	Rs.	718.8	Rs.	60.7

Total recognized in consolidated statement of comprehensive income	US$	20.9	Rs.	1,714.9	Rs.	2,234.3	Rs.	496.6	US$	13.9	Rs.	1,136.3	Rs.	1,161.2	Rs.	247.4

Summary of Assumptions Used
The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)			Post retirement medical benefits
	2023	2022	2021	2023	2022	2021

Discount rate	7.1% - 7.3%	6.50% - 7.10%	6.00% - 6.90%	0.00%	7.20%	6.90%
Rate of increase in compensation level of covered employees	6% - 12%	6% - 10%	5.75% - 10.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	0.00%	6.00%	6.00%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.1,699.4 million	Decrease by Rs.323.6 million
	Decrease by 1%	Increase by Rs.1,975.8 million	Increase by Rs.355.2 million

Salary escalation rate	Increase by 1%	Increase by Rs.1,337.0 million	Increase by Rs.306.4 million
	Decrease by 1%	Decrease by Rs.1,194.7 million	Decrease by Rs.270.6 million

Health care cost	Increase by 1%	Increase by Rs.514.3 million	Increase by Rs.100.4 million
	Decrease by 1%	Decrease by Rs.424.9 million	Decrease by Rs.81.4 million

Summary of Fair Value by Category
The fair value of Company’s pension plan asset by category are as follows:

	As at March 31,
	2023	2022
Asset category:
Cash and cash equivalents	9.5%	2.3%
Debt instruments (quoted)	65.1%	66.1%
Debt instruments (unquoted)	0.0%	0.1%
Equity instruments (quoted)	7.7%	7.4%
Deposits with Insurance companies	17.7%	24.1%

	100.0%	100.0%

Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2023		2023		2022
			(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	46.6	Rs.	3,827.5	Rs.	3,110.8
Service cost		6.6		539.0		482.1
Interest cost		1.4		111.9		63.9
Remeasurements (gains) / losses -
Actuarial (gains) / losses arising from changes in financial assumptions		(4.6)		(379.7)		(53.6)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		17.5		412.2
Benefits paid from plan assets		(0.8)		(67.6)		(62.5)
Benefits paid directly by employer		—		(4.0)		(7.9)
Foreign currency translation		0.5		42.8		(117.5)

Defined benefit obligation, end of the year	US$	49.9	Rs.	4,087.4	Rs.	3,827.5

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	40.9		3,357.1		2,650.6
Interest income		1.3		105.0		63.5
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.5)		(41.9)		(54.7)
Employer’s contributions		5.6		461.3		862.5
Benefits paid		(0.8)		(67.6)		(62.5)
Foreign currency translation		0.5		44.6		(102.3)

Fair value of plan assets, end of the year	US$	47.0	Rs.	3,858.5	Rs.	3,357.1

	As at March 31,
	2023		2023		2022
			(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	49.7	Rs.	4,087.4	Rs.	3,827.5
Fair value of plan assets		47.0		3,858.5		3,357.1

Net liability	US$	(2.7)	Rs.	(228.9)	Rs.	(470.4)

Amounts in the balance sheet:
Non- current liabilities	US$	(2.7)	Rs.	(228.9)	Rs.	(470.4)

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.5		41.9	Rs.	54.7	Rs.	15.9
Actuarial (gains) / losses arising from changes in financial assumptions		(4.6)		(379.7)		(53.6)		(213.5)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		17.5		412.2		(196.6)
Actuarial (gains) / losses arising from changes in demographic assumption		—		—		—		150.4

Total recognized in other comprehensive income	US$	(3.9)	Rs.	(320.3)	Rs.	413.3	Rs.	(243.8)

Total recognized in income statement and other comprehensive income	US$	2.8	Rs.	225.6	Rs.	895.8	Rs.	308.5

Summary of Assumptions Used
The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2023	2022	2021
Discount rate	3.4%	2.1%	1.6%
Rate of increase in compensation level of covered employees	3.9%	3.5%	3.5%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.428.0 millions	Decrease by Rs.128.0 millions
	Decrease by 1%	Increase by Rs.498.3 millions	Increase by Rs.147.1 millions
Salary escalation rate	Increase by 1%	Increase by Rs.490.6 millions	Increase by Rs.151.8 millions
	Decrease by 1%	Decrease by Rs.430.0 millions	Decrease by Rs.130.8 millions

Summary of Fair Value by Category	Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2023	2022
Deposit with banks	100%	100%

Jaguar Land Rover Pension plan [member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2023		2023		2022

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	9,101.0	Rs.	747,837.1	Rs.	849,619.6
Service cost		96.2		7,902.8		11,823.1
Interest cost		250.1		20,551.3		17,946.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.1		5.8		1,045.6
Actuarial (gains) / losses arising from changes in financial assumptions		(2,777.6)		(228,239.2)		(71,812.3)
Actuarial (gains) / losses arising from changes in experience adjustments		183.8		15,099.7		(274.9)
Past service cost/(credit)		(181.9)		(14,950.7)		2.0
Benefits paid		(440.4)		(36,191.4)		(51,317.1)
Member contributions		1.5		120.1		189.4
Premium Paid		—		—		(225.0)
Foreign currency translation		62.2		5,112.5		(9,159.3)

Defined benefit obligation, end of the year	US$	6,295.0	Rs.	517,248.0	Rs.	747,837.1

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	9,596.6	Rs.	788,556.2	Rs.	810,714.6
Interest Income		288.9		23,737.6		17,333.1
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		(2,611.3)		(214,573.0)		927.5
Employer’s contributions		192.9		15,848.3		24,184.8
Members contributions		1.5		120.1		189.4
Benefits paid		(440.4)		(36,191.4)		(51,317.1)
Premium paid		—		—		(225.00)
Expenses paid		(30.7)		(2,519.0)		(2,719.3)
Foreign currency translation		86.2		7,080.0		(10,531.8)

Fair value of plan assets, end of the year	US$	7,083.7	Rs.	582,058.8	Rs.	788,556.2

The actual return on the schemes’ assets for the year ended March 31, 2023 was Rs.190,835.4 million (2022: Rs. 17,796.8 million)

	As at March 31,
	Pension benefits
	2023		2023		2022

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	6,295.0	Rs.	517,248.0	Rs.	747,837.1
Fair value of plan Assets		7,083.7		582,058.8		788,556.2

Net (liability)/Assets	US$	788.7	Rs.	64,810.8	Rs.	40,719.1

Amount recognized in the balance sheet consist of:
Non- current assets	US$	815.2	Rs.	66,989.2	Rs.	43,169.6
Non -current liabilities		(26.5)		(2,178.4)		(2,450.5)

Net (liability)/Assets	US$	788.7	Rs.	64,810.8	Rs.	40,719.1

Summary of Net Periodic Cost
Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2023		2023		2022		2021

	(In millions)
Current service cost	US$	96.2	Rs.	7,902.8	Rs.	11,823.1	Rs.	12,715.2
Past service cost/(credit)		(181.9)		(14,950.7)		2.0		1,559.8
Administrative expenses		30.7		2,519.0		2,719.3		2,159.5
Net interest cost / (income) (including onerous obligations)		(38.8)		(3,186.3)		612.9		(395.9)

Net periodic pension cost	US$	(93.8)	Rs.	(7,715.2)	Rs.	15,157.3	Rs.	16,038.6

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	0.1	Rs.	5.8	Rs.	1,045.6	Rs.	(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions		(2,777.6)		(228,239.2)		(71,812.3)		84,311.8
Actuarial (gains) / losses arising from changes in experience adjustments		183.8		15,099.7		(274.9)		(7,263.6)
Return on plan assets, (excluding amount included in net Interest expense)		2,611.3		214,573.0		(927.5)		(2,151.0)

Total recognized in other comprehensive income	US$	17.6	Rs.	1,439.3	Rs.	(71,969.1)	Rs.	72,862.2

Total recognized in income statement and other comprehensive income	US$	(76.2)	Rs.	(6,275.9)	Rs.	(56,811.8)	Rs.	88,900.8

Summary of Assumptions Used
The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2023	2022	2021
Discount rate	4.8%	2.8%	2.1%
Expected rate of increase in benefit revaluation of covered employees	1.9%	2.2%	2.1%
RPI Inflation rate	2.9%	3.5%	3.1%
CPI Inflation rate	1.7%	0.0%	0.0%

The assumed life expectations on retirement at age 65 are (years)

Retiring today:
Males	21.5	21.6	21.0
Females	23.8	23.8	23.3
Retiring in 20 years:
Males	22.9	23.0	22.4
Females	25.7	25.7	25.2

Summary of Sensitivity Analysis
The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs.19,383.7 million	Decrease/increase by Rs . 294.8 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs.10,581.2 million	Increase/decrease by Rs.162.6 million
Mortality rate	Increase /decrease by 1 year	Increase/decrease by Rs.14,738.5 million	Increase/decrease by Rs.142.3 million

Summary of Fair Value by Category

	As at March 31,
	2023			2022
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	—	—	—	—	12,661.0	12,661.0
Energy	—	—	—	—	1,808.7	1,808.7
Manufacturing	—	—	—	—	9,495.7	9,495.7
Financials	—	—	—	—	4,069.6	4,069.6
Others	—	—	—	—	17,182.1	17,182.1

	—	—	—	—	45,217.1	45,217.1

Debt Instruments
Government Bonds #	186,050.7	(34,457.6)	151,593.1	180,264.6	6,504.7	186,769.3
Corporate Bonds (Investment Grade)	78,063.2	25,411.2	103,474.4	114,277.3	30,845.6	145,122.9
Corporate Bonds (Non Investment Grade)	—	77,148.4	77,148.4	—	96,739.0	96,739.0

	264,113.9	68,102.0	332,215.9	294,541.9	134,089.3	428,631.2

Property Funds
UK	—	29,375.3	29,375.3	—	30,503.1	30,503.1
Other	—	23,378.3	23,378.3	—	23,881.5	23,881.5

	—	52,753.6	52,753.6	—	54,384.6	54,384.6

Cash and Cash equivalents	5,285.5	25,817.8	31,103.3	7,496.5	36,041.0	43,537.5

Other
Hedge Funds	—	31,713.2	31,713.2	—	50,268.5	50,268.5
Private Markets	—	109,573.1	109,573.1	—	99,244.4	99,244.4
Alternatives	—	18,905.9	18,905.9	—	45,893.8	45,893.8

	—	160,192.2	160,192.2	—	195,406.7	195,406.7

Derivatives
Foreign exchange contracts	—	1,728.0	1,728.0	—	(3,459.9)	(3,459.9)
Interest Rate and inflation	—	4,065.8	4,065.8	—	24,839.0	24,839.0
Equity protection derivatives	—	—	—	—	—	—

	—	5,793.8	5,793.8	—	21,379.1	21,379.1

Total	269,399.4	312,659.4	582,058.8	302,038.4	486,517.8	788,556.2

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.
#
As at March 31, 2023, the schemes held Gilt Repos. The net value of these transactions is included in the value of government bonds in the table above. The value of the funding obligation for the Repo transactions is Rs.49,501.1 million at March 31, 2023 (2022: Rs.145,357 million).

Defined Benefit Provident Fund Plan [Member]
Statement [line items]
Summary of Information for Funded and Unfunded Plans
The following tables set out the funded status of the defined benefit provident fund plan of a Joint Operation and the amounts recognized in the Company’s financial statements.

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Change in benefit obligations:
Defined benefit obligations at the beginning	US$	497.2	Rs.	40,854.2	Rs.	45,596.5
Service cost		0.5		41.0		1,268.9
Employee contribution		0.9		73.0		2,923.6
Acquisitions (credit) / cost		—		—		(8,042.8)
Transfer in / Transfer out		0.2		12.9		—
Interest expense		1.1		88.5		3,564.7
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		15.8		(786.2)
Actuarial (gains) / losses arising from demographic assumptions		—		—		33.5
Actuarial (gains) / losses arising from changes in financial assumptions		(0.5)		(40.1)		1,473.2
Benefits paid		(0.7)		(55.3)		(3,173.0)
Balance transferred to government managed provident fund		(482.5)		(39,643.5)		(2,004.2)

Defined benefit obligation, end of the year	US$	16.4	Rs.	1,346.5	Rs.	40,854.2

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Change in plan assets:
Fair value of plan assets at the beginning	US$	505.5	Rs.	41,534.6	Rs.	44,702.1
Acquisition Adjustment		—		—		(8,042.8)
Transfer in / Transfer out		0.2		12.9		—
Interest income		1.0		85.8		3,509.2
Return on plan assets excluding amounts included in interest income		(0.4)		(29.9)		2,322.1
Contributions (employer and employee)		1.4		114.1		4,190.3
Benefits paid		(0.7)		(55.3)		(3,173.0)
Balance transferred to government managed provident fund		(491.2)		(40,362.6)		(1,973.3)

Fair value of plan assets, end of the year	US$	15.8	Rs.	1,299.6	Rs.	41,534.6

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Amount recognized in the balance sheet consists of
Fair value of plan assets	US$	15.8	Rs.	1,299.6	Rs.	41,534.6
Present value of defined benefit obligation		16.4		1,346.5		40,854.2

		(0.6)		(46.9)		680.4
Effect of asset ceiling		—		—		(684.5)

Net liability	US$	(0.6)	Rs.	(46.9)	Rs.	(4.1)

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Net periodic cost for Provident Fund consists of the following components:
Service cost	US$	0.5		41.0		1,268.9
Net interest cost / (income)		—		2.7		55.5

Net periodic cost	US$	0.5	Rs.	43.7	Rs.	1,324.4

	As at March 31
	2023		2023		2022
	(In millions)
Other changes in plan assets and benefit obligation recognised in other comprehensive income
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.4	Rs.	29.9	Rs.	(2,322.1)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		15.8		(786.2)
Actuarial (gains) / losses arising from changes in financial assumptions		(0.5)		(40.1)		1,473.2
Actuarial (gains) / losses arising from demographic assumptions		—		—		33.5
Reversal of OCI for previous years due to surrender of Provident Fund		—		—		(30.9)
Adjustments for limits on net asset		—		—		719.1

Total recognised in other comprehensive income		0.1		5.6		(913.4)

Total recognized in statement of profit and loss and other comprehensive income	US$	0.6	Rs.	49.3	Rs.	411.0

Summary of Assumptions Used
The assumptions used in determining the present value obligation of the Provident Fund is set out below:

	As at March 31
	2023	2022
Discount rate	7.30%	7.10%
Expected rate of return on plan assets	8.50%	8.00%
Remaining term to maturity of portfolio (years)	19.00	13.50

Summary of Fair Value by Category
The breakup of the plan assets into various categories is as follows:

	As at March 31
	2023	2022
Central and State government bonds	0.0%	42.7%
Government debt instruments	50.7%	0.0%
Other debt instruments	40.1%	0.0%
Equity instruments	9.2%	0.0%
Public sector undertakings and Private sector bonds	0.0%	32.2%
Others	0.0%	25.1%

Total	100.0%	100.0%